Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accounts and Other Receivables, Net, Current		$ 399,465
Cost of Revenue	2,642,491	2,891,565	$ 2,581,218
Notes Payable, Current		598
Fengqi Beijing Zhineng Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Notes Payable, Current		598
Hardware [Member] | Fengqi Beijing Zhineng Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of Revenue	$ 8,480	$ 11,830	$ 52,961